Convertible note	6 Months Ended
Jun. 30, 2024
Convertible note
Convertible note

Note 10 – Convertible note

On June 29, 2023, the Company entered into a securities purchase agreement with Streeterville Capital, LLC (“Streeterville”), pursuant to which the Company issued the Investor an unsecured promissory note on June 29, 2023 in the original principal amount of $2,160,000 (the “June 2023 Note”), convertible into common shares of the Company, for $2,000,000 in gross proceeds. The transaction contemplated by the Purchase Agreement closed on June 29, 2023. The June 2023 Note bears interest at a rate of 7% per annum compounding daily. Pursuant to the convertible note agreement, the conversion price is 80% the lower of: (i) the closing price on the trading day immediately preceding the date the redemption conversion price is measured; or (ii) the average closing price of the common shares for the five trading days immediately preceding the date the redemption conversion price is measured, but not lower than $1.2 (the “Floor Price”). All outstanding principal and accrued interest on the Note will become due and payable twelve months after the purchase price of the Note is delivered by Purchaser to the Company (the “Purchase Price Date”). The Note includes an original issue discount of $140,000 along with $20,000 for Streeterville’s fees, costs and other transaction expenses incurred in connection with the purchase and sale of the Note. The Company may prepay all or a portion of the Note at any time by paying 105% of the outstanding balance elected for pre-payment.

The Company has elected to recognize the June 2023 Note at fair value and therefore there was no further evaluation of embedded features for bifurcation. The Group engaged third party valuation firm to perform the valuation of convertible note. The fair value of the convertible note is calculated using the Scenario-based Discounted Cash Flows with Monte Carlo Simulation Model (the "Monte Carlo Model”).

For the year ended December 31, 2023, the June 2023 Note were partially converted into 339,183 common shares of the Company. The fair value immediately prior to conversion was assessed at $438,000. The fair value was $1,727,694 as of December 31, 2023. For the six months ended June 30, 2024, the June 2023 Note further converted into 796,666 common shares of the Company. The fair value immediately prior to conversion was assessed at $909,000. The fair value of was $1,209,466 as of June 30, 2024. For the six months ended June 30, 2024 and 2023, the Company recognized a loss of change in fair value of convertible note of $66,259 and $3,010, respectively.

Due to the significant drop in the Company’s share price, Streeterville and the Company reached into a consensus, pursuant to which, the Streetrville was entitle to a compensation of $610,227 as of June 30, 2024, which was considered as an addition to the outstanding balance of the June 2023 Note.

Subsequently on September 5, 2024, the Company entered into an exchange agreement (the “Exchange Agreement”) with Streeterville, pursuant to which the Company issued a promissory note (the “September 2024 Exchange Note”) in exchange for the cancellation of the June 2023 Note. The principal amount of the September 2024 Exchange Note was $1,525,213, consisting of the remaining outstanding balance of the original June 2023 Note of $1,225,213 and an exchange fee of $300,000. The September 2024 Exchange Note bears interest at a rate of 7.0% per year and will have a term of twelve months. The Company may prepay all or a portion of the September 2024 Exchange Note at any time by paying 105% of the outstanding balance elected for prepayment. Beginning on October 1, 2024, Streeterville has the right to redeem the September 2024 Exchange Note at any time, subject to a maximum monthly redemption amount of $300,000. Upon receipt of a redemption notice, the Group is required to pay the applicable redemption amount in cash to Lender within three (3) trading days of receipt of the notice. If the Company has not paid by a minimum monthly redemption amount of $150,000, it is required to pay in cash by the fifth day of the following month the difference between the minimum monthly redemption amount and the amount actually repaid in such month, or the outstanding balance will automatically increase by 0.5% as of such fifth day. The Streeterville shall have the right to increase the balance of the September 2024 Exchange Note by 10% for a major trigger event and 5% for a minor trigger event as defined in the Exchange Agreement, with an aggregate of 25% as the maximum increase in the outstanding balance. In addition, the September 2024 Exchange Note provides that upon occurrence of an event of default, the interest rate shall accrue on the outstanding balance at the rate equal to the lesser of 15% per annum or the maximum rate permitted under applicable law. From September to November 2024, the Company have repaid cash of $1,010,000 to Streeterville, subsequently.